SHORT TERM AND LONG TERM DEBT (Revolving Credit Facility) (Details) (USD $)										12 Months Ended		12 Months Ended
	Dec. 11, 2009	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Jul. 26, 2011 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] One Month London Interbank Offered Rate [Member]	Feb. 12, 2010 Revolving Credit Facility [Member] One Month London Interbank Offered Rate [Member]	Feb. 12, 2010 Revolving Credit Facility [Member] RBS Citizens [Member]	Feb. 12, 2010 Revolving Credit Facility [Member] RBS Citizens [Member] Bank Loan Interest at 4.5% [Member]	Feb. 12, 2010 Revolving Credit Facility [Member] RBS Citizens [Member] Bank Loan Interest at 8.09% [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] RBS Citizens [Member] Second Amended and Restated Credit Agreement [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] RBS Citizens [Member] Second Amended and Restated Credit Agreement [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] ExtraDev, Inc. [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] ExtraDev, Inc. [Member]	Feb. 12, 2010 Credit Card [Member] RBS Citizens [Member] Bank Loan Interest at 8.09% [Member]	Feb. 12, 2010 Term Loan [Member] RBS Citizens [Member]	Feb. 12, 2010 Term Loan [Member] RBS Citizens [Member] One Month London Interbank Offered Rate [Member]	Dec. 09, 2009 Promissory Notes [Member]	Aug. 30, 2011 Promissory Notes [Member] RBS Citizens [Member]	Dec. 31, 2012 Promissory Notes [Member] RBS Citizens [Member] One Month London Interbank Offered Rate [Member]	Aug. 30, 2011 Promissory Notes [Member] RBS Citizens [Member] One Month London Interbank Offered Rate [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount	$ 1,000,000	$ 194,680		$ 1,000,000			$ 239,000	$ 100,000	$ 100,000
Interest rate additional rate above LIBOR	2.00%				3.96%	3.75%		4.75%	8.09%							3.75%			3.36%	3.15%
Revolving credit facility, expiration date										May 31, 2013
Credit facility, amount outstanding		349,976	669,785					63,000	86,000	349,976	669,785	43,560	93,951	90,000
Debt interest rate																	10.00%
Annual payment												25,000
Debt instrument, final balloon payment															$ 625,000			$ 919,677